Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per basic and diluted share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss (in Dollars)	$ (28,260,571)	$ (15,127,629)
Less: deemed dividend for Earnout Shares (in Dollars)	(4,957,366)
Net loss attributable to common stockholders (in Dollars)	$ (33,217,937)	$ (15,127,629)
Denominator:
Weighted average shares used to compute basic and diluted EPS	18,982,139	9,637,962
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (1.75)	$ (1.57)
Anti-dilutive securities excluded from shares outstanding:
Stock options	3,506,184	3,949,158
Restricted and performance stock units	3,134,677
Warrants	18,722,425
Earnout shares	7,499,993
Debentures	2,922,425
Total (in Dollars)	$ 35,785,704	$ 3,949,158